Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001818644
Entity Registrant Name	AEye, Inc.
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2024
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1827430
Entity Address, Address Line One	4670 Willow Road, Suite 125
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	400-4366
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false